Defined Benefit Plans - Summary of Movements of Defined Benefit Plans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	€ 4,593	€ 4,359
Defined benefit expenses	8	122
Current year service cost	59	63	€ 157
Interest expense	37	59	89
Remeasurements of the defined benefit obligations:
Past service cost	(88)	1	(1)
Contributions paid	(164)	(54)
Benefits paid	(125)	(119)
Net exchange differences	45	(80)
Other	(32)	5
Ending Balance	3,824	4,593	4,359
Defined benefit plans [member]
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	(501)	360
Commissions and expenses [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	9,059	8,779
Current year service cost	59	63
Interest expense	131	175
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in demographic assumptions	(59)	(51)
- Actuarial gains and losses arising from changes in financial assumptions	(299)	859
Past service cost	(88)	1
Benefits paid	(455)	(362)
Amounts paid in respect of settlements	(140)
Net exchange differences	364	(409)
Other	(32)	5
Ending Balance	8,541	9,059	8,779
Commissions and expenses [member] | Defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	4,466	4,420
Interest expense	94	116
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	144	448
Contributions by employer	164	54
Benefits paid	(330)	(243)
Amounts paid in respect of settlements	(140)
Net exchange differences	319	(329)
Ending Balance	4,717	4,466	4,420
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	4,318	4,076
Defined benefit expenses	(8)	104
Current year service cost	48	52	148
Interest expense	32	52	80
Remeasurements of the defined benefit obligations:
Past service cost	(88)	1	(1)
Remeasurements of defined benefit plans	(487)	350
Contributions paid	(164)	(54)
Benefits paid	(110)	(103)
Net exchange differences	29	(61)
Other	(32)	5
Ending Balance	3,547	4,318	4,076
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	275	283
Defined benefit expenses	16	18
Current year service cost	11	11	8
Interest expense	5	7	9
Remeasurements of the defined benefit obligations:
Past service cost
Remeasurements of defined benefit plans	(14)	10
Contributions paid
Benefits paid	(15)	(16)
Net exchange differences	16	(19)
Other
Ending Balance	€ 277	€ 275	€ 283